UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265
PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)
855 West Prairie Avenue, Wheaton, IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond Wheaton Oaks Professional building 855 West Prairie Avenue Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30, 2005

Date of reporting period:	January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
The schedule of investments for the three-month period ended January 31, 2005 is set forth below.

Schedule of Investments

PowerShares Dynamic Market Portfolio

January 31, 2005 (Unaudited)

Number of Shares		Value

	Common Stocks—100.0%
	Consumer Discretionary—13.7%
24,536	American Eagle Outfitters, Inc.	$1,246,429
26,627	Ameristar Casinos, Inc.	1,164,399
22,802	Argosy Gaming Co.*	1,053,224
37,871	Big 5 Sporting Goods Corp.	1,036,908
73,611	Black & Decker (The) Corp.	6,065,546
28,856	Jack in the Box, Inc.*	997,840
35,789	Leggett & Platt, Inc.	1,019,987
70,072	McGraw-Hill (The) Cos., Inc.	6,341,515
1,533	NVR, Inc.*	1,212,986
16,501	Polaris Industries, Inc.	1,113,818
114,498	V.F. Corp.	6,085,569
34,771	Wolverine World Wide, Inc.	1,092,853
135,365	Yum! Brands, Inc.	6,274,168

		34,705,242
	Consumer Staples—10.2%
51,376	7-Eleven, Inc.*	1,225,318
42,792	Campbell Soup Co.	1,254,661
34,275	Chattem, Inc.*	1,236,299
198,741	Gillette (The) Co.	10,080,144
55,364	Ruddick Corp.	1,168,180
358,117	Sara Lee Corp.	8,408,587
82,207	Smart & Final, Inc.*	1,187,891
27,451	UST, Inc.	1,390,668

		25,951,748
	Energy—7.2%
142,941	Burlington Resources, Inc.	6,247,951
32,521	Cal Dive International, Inc.*	1,421,168
48,610	Denbury Resources, Inc.*	1,419,412
52,531	Frontier Oil Corp.	1,469,292
29,816	Hydril*	1,490,800
107,589	Occidental Petroleum Corp.	6,281,046

		18,329,669
	Financials—20.8%
40,946	American Financial Group, Inc.	1,260,727
61,855	Aon Corp.	1,406,583
26,683	Bank of Hawaii Corp.	1,278,383
76,251	Capital One Financial Corp.	5,968,928
28,598	Delphi Financial Group, Inc., Class A	1,285,194

39,606	First American Corp.	$1,464,630
39,775	Hancock Holding Co.	1,285,528
22,830	Mercury General Corp.	1,299,027
154,922	MetLife, Inc.	6,158,150
74,921	Moody’s Corp.	6,276,881
34,439	Nationwide Financial Services, Inc.	1,272,521
157,849	Principal Financial Group, Inc.	6,405,512
66,593	Progressive (The) Corp.	5,570,504
31,118	Protective Life Corp.	1,280,817
123,666	Prudential Financial, Inc.	6,666,834
16,546	StanCorp Financial Group, Inc,	1,406,410
38,543	UICI	1,191,750
29,032	W. R. Berkley Corp.	1,384,826

		52,863,205
	Health Care—11.5%
48,660	Aetna, Inc.	6,182,253
24,976	AMERIGROUP Corp.*	1,026,763
32,317	Centene Corp.*	1,084,235
79,012	CIGNA Corp.	6,340,713
18,054	Coventry Health Care, Inc.*	1,027,273
24,638	Haemonetics Corp.*	957,679
35,994	Humana, Inc.*	1,233,514
20,147	Kos Pharmaceuticals, Inc.*	665,254
19,863	Molina Healthcare, Inc.*	987,787
18,448	PacifiCare Health Systems, Inc.*	1,135,105
16,219	Sierra Health Services, Inc.*	890,910
18,069	WellChoice, Inc.*	961,813
56,480	WellPoint, Inc.*	6,862,321

		29,355,620
	Industrials—11.7%
37,048	Applied Industrial Technologies, Inc.	1,072,169
27,099	Brink’s (The) Co.	959,576
302,856	Cendant Corp.	6,799,118
12,905	Cummins, Inc.	1,002,331
108,515	Lockheed Martin Corp.	6,273,252
23,794	Matthews International Corp., Class A	825,890
39,527	NCO Group, Inc.*	900,425
33,304	Old Dominion Freight Line, Inc.*	1,177,296
83,328	Orbital Sciences Corp.*	846,612
14,609	Toro (The) Co.	1,216,199
23,077	United Defense Industries, Inc.*	1,106,081
38,698	WESCO International, Inc.*	1,307,605
103,882	W.W. Grainger, Inc.	6,358,618

		29,845,172
	Information Technology—15.8%
93,618	Adobe Systems, Inc.	5,326,864
30,413	Amphenol Corp., Class A	1,196,143
35,844	ANSYS, Inc.*	1,157,761
106,236	Computer Sciences Corp.*	5,473,279
104,825	EarthLink, Inc.*	1,051,395
135,645	First Data Corp.	5,526,176

22,131	Kronos, Inc.*	$1,189,984
207,369	McAfee, Inc.*	5,360,489
103,264	MEMC Electronic Materials, Inc.*	1,270,147
21,805	Mettler-Toledo International, Inc.*	1,093,739
37,164	MTS Systems Corp.	1,324,153
193,734	Parametric Technology Corp.*	1,104,284
47,766	Reynolds & Reynolds Co. (The), Class A	1,302,579
18,507	SRA International, Inc., Class A*	1,027,694
34,136	Tektronix, Inc.	983,800
359,752	Xerox Corp.*	5,712,861

		40,101,348
	Materials—3.3%
73,011	AK Steel Holding Corp*	1,059,390
16,982	FMC Corp.*	801,381
14,589	Texas Industries, Inc.	926,985
88,604	Weyerhaeuser Co.	5,528,889

		8,316,645
	Telecommunications—2.8%
46,718	ALLTEL Corp.	2,571,358
22,733	CenturyTel, Inc.	741,096
15,351	Commonwealth Telephone Enterprises, Inc.*	734,392
71,277	Premiere Global Services, Inc.*	700,653
103,880	SBC Communications, Inc.	2,468,189

		7,215,688
	Utilities—3.0%
215,632	Dynegy, Inc.*	959,562
41,943	ONEOK, Inc.	1,161,821
147,215	Sempra Energy	5,479,343

		7,600,726
	Total Investments
	(Cost $241,437,023) (a)—100.0%	254,285,063
	Liabilities in excess of other assets—0.0%	(28,192)

	Net Assets—100.0%	$254,256,871

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes.  At January 31, 2005, net unrealized appreciation was $12,848,040 based  on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $16,774,987 and aggregate gross unrealized depreciation of $3,926,947.

Schedule of Investments

PowerShares Dynamic OTC Portfolio

January 31, 2005 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Consumer Discretionary—14.7%
12,332	Ambassadors Group, Inc.	$419,288
44,030	American Eagle Outfitters, Inc.	2,236,724
10,235	Ameristar Casinos, Inc.	447,577
15,657	Arctic Cat, Inc.	396,905
14,566	Big 5 Sporting Goods Corp.	398,817
45,368	Charming Shoppes, Inc.*	376,554
32,480	Hollywood Entertainment Corp.*	458,293
18,105	Kmart Holding Corp.*	1,705,129
21,431	Pixar*	1,868,140
12,813	SCP Pool Corp.	380,802
59,476	Staples, Inc.	1,947,244
36,361	Trans World Entertainment Corp.*	456,331

		11,091,804
	Consumer Staples—1.8%
11,919	Chattem, Inc.*	429,918
19,961	Costco Wholesale Corp.	943,557

		1,373,475
	Energy—0.4%
4,904	Cal Dive International, Inc.*	214,305
3,111	Resource America, Inc.	96,441

		310,746
	Financials—10.3%
15,829	Alfa Corp.	229,758
31,150	Cincinnati Financial Corp.	1,374,337
6,487	City Holding Co.	213,584
7,206	Hancock Holding Co.	232,898
57,157	Huntington Bancshares, Inc.	1,312,896
6,486	Infinity Property & Casualty Corp.	212,417
26,966	Mercantile Bankshares Corp.	1,365,288
8,295	Mid-State Bancshares	234,002
9,457	NBT Bancorp, Inc.	220,443
8,686	Safety Insurance Group, Inc.	289,418
35,386	SEI Investments Co.	1,322,021
5,364	Selective Insurance Group, Inc.	231,564
6,961	United Fire & Casualty Co.	236,396
17,830	Universal American Financial Corp.*	271,729

		7,746,751

	Health Care—12.1%
9,079	Amedisys, Inc.*	$273,278
30,234	DENTSPLY International, Inc.	1,695,220
22,619	Express Scripts, Inc.*	1,678,104
30,935	IDEXX Laboratories, Inc.*	1,794,539
14,442	Immucor, Inc.*	442,070
7,009	Kos Pharmaceuticals, Inc.*	231,437
41,512	Lincare Holdings, Inc.*	1,722,748
8,480	Magellan Health Services, Inc.	314,947
12,760	PDI, Inc.*	254,945
20,146	Res-Care, Inc.*	320,523
15,769	Ventiv Health, Inc.*	368,837

		9,096,648
	Industrials—5.8%
5,604	Arkansas Best Corp.	225,113
5,744	Franklin Electric Co., Inc.	252,679
33,831	J.B. Hunt Transport Services, Inc.	1,492,623
8,276	Matthews International Corp., Class A	287,260
4,104	Middleby (The) Corp.*	206,718
8,962	NCO Group, Inc.*	204,154
7,542	Old Dominion Freight Line, Inc.*	266,610
17,159	PACCAR, Inc.	1,212,455
41,612	Stewart Enterprises, Inc., Class A	267,149

		4,414,761
	Information Technology—52.2%
146,800	Activision, Inc.*	3,317,681
90,450	Acxiom Corp.	2,087,586
38,364	Adobe Systems, Inc.	2,182,912
20,677	Agilysys, Inc.	348,614
11,411	ANSYS, Inc.*	368,575
32,262	Aspect Communications Corp.*	360,044
72,298	Autodesk, Inc.	2,123,392
10,234	Bel Fuse, Inc., Class B	339,666
30,750	Borland Software Corp.*	263,835
60,741	Cognizant Technology Solutions Corp., Class A*	2,302,084
12,075	Coherent, Inc.*	362,250
57,302	Dell, Inc.*	2,392,932
22,479	Digi International, Inc.*	334,712
15,589	DSP Group, Inc.*	386,763
33,355	EarthLink, Inc.*	334,551
98,961	Intel Corp.	2,221,674
8,967	iPayment Holdings, Inc.*	421,090
10,050	j2 Global Communications, Inc.*	326,424
7,042	Kronos, Inc.*	378,648
16,986	Metrologic Instruments, Inc.*	348,128
4,964	MICROS Systems, Inc.*	346,984
87,673	Microsoft Corp.	2,304,046
5,499	MicroStrategy, Inc.*	399,777
42,163	MIPS Technologies, Inc.*	476,020
11,832	MTS Systems Corp.	421,574
182,605	Oracle Corp.*	2,514,472

61,652	Parametric Technology Corp.*	$351,416
24,829	PEC Solutions, Inc.*	303,907
19,502	Photronics, Inc.*	292,530
15,520	Progress Software Corp.*	334,301
5,809	Quality Systems, Inc.*	393,211
8,832	Rofin-Sinar Technologies, Inc.*	354,163
15,172	RSA Security, Inc.*	267,179
5,362	ScanSource, Inc.*	344,616
52,410	Sonus Networks, Inc.*	321,273
73,693	Symantec Corp.*	1,720,732
33,322	Symmetricom, Inc.*	324,223
127,144	Synopsys, Inc.*	2,161,448
17,820	Syntel, Inc.	299,554
205,054	TIBCO Software, Inc.*	2,253,543
18,248	Transaction Systems Architects, Inc., Class A*	387,588
20,358	Ulticom, Inc.*	280,940
32,681	United Online, Inc.*	352,301
8,487	Verint Systems, Inc.*	323,609
25,325	Verity, Inc.*	305,673
7,611	Websense, Inc.*	408,711

		39,445,352
	Materials—0.7%
5,890	Sigma-Aldrich Corp.	370,187
2,948	Silgan Holdings, Inc.	176,143

		546,330
	Telecommunications—2.1%
9,634	Commonwealth Telephone Enterprises, Inc.*	460,891
38,254	Nextel Communications, Inc., Class A*	1,097,507

		1,558,398
	Total Investments
	(Cost $70,465,981) (a) —100.1%	75,584,265
	Liabilities in excess of other assets—(0.1%)	(70,850)

	Net Assets—100.0%	$75,513,415

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes.  At January 31, 2005, net unrealized appreciation was $5,118,284 based  on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $6,137,939 and aggregate gross unrealized depreciation of $1,019,655.

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

January 31, 2005 (Unaudited)

Number of Shares		Value

	Common Stocks—100.1%
	Antigua & Barbuda—0.3%
33,067	Sinovac Biotech Ltd.*	$110,774

	Bermuda—2.9%
34,878	Brilliance China Automotive Holdings Ltd. ADR	619,085
33,601	China Yuchai International Ltd.*	344,074
17,718	Radica Games Ltd.	146,882

		1,110,041
	British Virgin Islands—2.9%
8,701	Deswell Industries, Inc.	197,078
41,482	Nam Tai Electronics, Inc.	782,765
15,817	Qiao Xing Universal Telephone, Inc.*	129,858

		1,109,701
	Cayman Islands—23.0%
26,228	51job, Inc. ADR*	634,717
128,750	ASAT Holdings Ltd. ADR*	164,800
103,343	China.com Corp., Class A*	375,135
14,452	Ctrip.com International Ltd. ADR*	595,408
13,572	eLong, Inc. ADR*	202,766
32,573	Kongzhong Corp. ADR*	266,447
23,787	Linktone Ltd. ADR*	186,966
29,478	Netease.com, Inc. ADR*	1,242,498
176,446	Semiconductor Manufaturing International Corp. ADR*	1,789,163
47,376	Shanda Interactive Entertainment Ltd.*	1,553,933
48,006	SINA Corp.*	1,272,159
46,307	Tom Online, Inc. ADR*	553,832

		8,837,824
	China—43.9%
31,384	Aluminum Corp. of China Ltd. ADR	1,733,965
14,905	China Eastern Airlines Corp. Ltd. ADR	306,298
18,889	China Finance Online Co. ADR*	192,668
68,660	China Life Insurance Co. Ltd ADR*	1,829,789
45,698	China Petroleum and Chemical Corp. ADR	1,834,775
22,334	China Southern Airlines Co. Ltd. ADR	407,596
49,381	China Telecom Corp. Ltd. ADR	1,843,393
27,217	Guangshen Railway Co. Ltd. ADR	541,345
62,288	Huaneng Power International, Inc. ADR	1,753,407
9,172	Jilin Chemical Industrial Co. Ltd. ADR*	297,173
57,989	PetroChina Co. Ltd. ADR	3,253,182
19,241	Sinopec Beijing Yanhua Petrochemical Co. Ltd. ADR*	455,050
22,160	Sinopec Shanghai Petrochemical Co. Ltd. ADR	808,397
23,274	Yanzhou Coal Mining Co. Ltd. ADR	1,671,073

		16,928,111

	Hong Kong—19.0%
180,702	China Mobile (Hong Kong) Ltd. ADR	$2,844,249
233,376	China Unicom Ltd. ADR*	1,909,016
47,729	CNOOC Ltd. ADR	2,555,411

		7,308,676
	South Korea—0.7%
41,110	Webzen, Inc. ADR*	254,882

	United States—7.4%
44,182	AsiaInfo Holdings, Inc.*	224,445
21,467	China Automotive Systems, Inc.*	220,037
19,960	INTAC International, Inc.*	319,360
8,007	PacificNet, Inc.*	57,650
34,702	Sohu.com, Inc.*	544,474
89,010	UTStarcom, Inc.*	1,462,434

		2,828,400
	Total Investments
	(Cost $40,557,592) (a) —100.1%	38,488,409
	Liabilities in excess of other assets—(0.1%)	(44,314)

	Net Assets—100.0%	$38,444,095

SECTOR BREAKDOWN January 31, 2005 (Unaudited)	Value	% Of Total Net Assets

Information Technology	$10,993,835	28.6%
Energy	7,643,368	19.9
Telecommunications	6,783,624	17.6
Materials	4,965,658	12.9
Industrials	2,482,468	6.4
Consumer Discretionary	1,925,486	5.0
Financials	1,829,789	4.8
Utilities	1,753,407	4.6
Health Care	110,774	0.3

Total value of investments	38,488,409	100.1
Liabilities in excess of other assets	(44,314)	(0.1)

Net Assets	$38,444,095	100.0%

ADR	American Depositary Receipt.

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income  tax purposes.  At January 31, 2005, net unrealized depreciation was $2,069,183 based  on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $520,086 and aggregate gross unrealized depreciation of $2,589,269.

Schedule of Investments

PowerShares High Yield Equity Dividend AcheiversTM Portfolio

January 31, 2005 (Unaudited)

Number of Shares		Value

	Common Stocks—100.3%
	Consumer Discretionary—1.8%
94,578	May Department Stores Co.	$3,206,194

	Consumer Staples—7.9%
72,531	Altria Group, Inc.	4,629,653
119,139	ConAgra Foods, Inc.	3,514,601
133,912	Sara Lee Corp.	3,144,254
67,036	Universal Corp.	3,168,121

		14,456,629
	Financials—49.9%
147,155	AmSouth Bancorp.	3,670,046
99,093	Arthur J. Gallagher & Co.	2,938,107
137,216	BancorpSouth, Inc.	2,991,309
79,959	Bank of America Corp.	3,707,699
81,167	BB&T Corp.	3,203,661
64,994	Citigroup, Inc.	3,187,956
56,924	Comerica, Inc.	3,293,623
220,381	F.N.B. Corp.	4,359,135
289,730	First Commonwealth Financial Corp.	4,157,625
129,658	First Indiana Corp.	3,048,260
118,103	First Merchants Corp.	3,060,049
136,934	FirstMerit Corp.	3,628,751
92,939	Hudson United Bancorp	3,416,438
105,587	KeyCorp	3,528,718
125,636	Marsh & McLennan Cos., Inc.	4,083,170
99,807	National City Corp.	3,548,139
131,831	Old National Bancorp	2,869,961
83,886	ProLogis	3,199,412
108,461	Regions Financial Corp.	3,470,752
145,019	Susquehanna Bancshares, Inc.	3,580,519
121,028	Valley National Bancorp	3,122,522
118,941	Washington Federal, Inc.	3,098,413
100,200	Washington Mutual, Inc.	4,043,070
48,586	Wells Fargo & Co.	2,978,322
105,816	WesBanco, Inc.	2,979,779
65,735	Whitney Holding Corp.	2,996,201
86,796	Wilmington Trust Corp.	3,017,897

		91,179,534
	Health Care—2.2%
144,152	Merck & Co., Inc.	4,043,464

	Industrials—1.7%
234,344	ServiceMaster (The) Co.	$3,020,694

	Telecommunications—2.5%
194,798	SBC Communications, Inc.	4,628,400

	Utilities—34.3%
126,482	American States Water Co.	3,282,208
157,688	Atmos Energy Corp.	4,367,958
130,106	Black Hills Corp.	3,875,858
112,625	Consolidated Edison, Inc.	4,940,859
100,157	MGE Energy, Inc.	3,596,638
138,724	National Fuel Gas Co.	3,912,017
130,485	Nicor, Inc.	4,817,506
164,556	Otter Tail Corp.	4,113,900
108,539	Peoples Energy Corp.	4,648,725
152,877	Piedmont Natural Gas Co., Inc.	3,551,333
95,306	Pinnacle West Capital Corp.	3,974,260
110,113	Progress Energy, Inc.	4,872,500
155,184	Vectren Corp.	4,284,630
133,095	WGL Holdings, Inc.	4,040,764
86,291	WPS Resources Corp.	4,409,470

		62,688,626
	Total Investments
	(Cost $184,235,261) (a) —100.3%	183,223,541
	Liabilities in excess of other assets—(0.3%)	(628,132)

	Net Assets—100.0%	$182,595,40

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes.  At January 31, 2005, net unrealized depreciation was $1,011,720 based on cost for Federal income tax purposes.  This consisted of aggregate gross unrealized appreciation of $1,422,879 and aggregate gross unrealized depreciation of $2,434,599.

Item 2.           Controls and Procedures.

(a)          The Registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		PowerShares Exchange-Traded Fund Trust

By:	/s/	H. Bruce Bond
H. Bruce Bond Chairman and Chief Executive Officer

Date:	March 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	H. Bruce Bond
H. Bruce Bond Chairman and Chief Executive Officer

Date:	March 21, 2005

By:	/s/	John W. Southard
John W. Southard Vice President and Treasurer

Date:	March 21, 2005